Calvert
High Yield Bond Fund
December 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 0.4%

Security	Shares	Value
Technology — 0.0%(1)
Riverbed Technology, Inc.(2)(3)	7,072	$ 3,554
		$ 3,554
Utilities — 0.4%
NextEra Energy Partners, L.P.(4)	24,500	$ 1,717,205
		$ 1,717,205
Total Common Stocks (identified cost $1,411,851)		$ 1,720,759

Convertible Preferred Stocks — 0.7%

Security	Shares	Value
Environmental — 0.4%
GFL Environmental, Inc., 6.00%, 3/15/23	21,650	$ 1,400,539
		$ 1,400,539
Healthcare — 0.3%
Becton Dickinson and Co., 6.00%, 6/1/23	25,930	$ 1,298,574
		$ 1,298,574
Technology — 0.0%(1)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(3)	10,828	$ 8,175
		$ 8,175
Total Convertible Preferred Stocks (identified cost $2,821,729)		$2,707,288

Corporate Bonds — 90.1%

Security	Principal Amount (000's omitted)*	Value
Aerospace — 0.6%
Moog, Inc., 4.25%, 12/15/27(5)	1,329	$ 1,231,611
Science Applications International Corp., 4.875%, 4/1/28(5)	1,571	1,455,677
		$ 2,687,288
Air Transportation — 1.4%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(5)	3,152	$ 3,036,642
5.75%, 4/20/29(5)	1,652	1,512,837
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(5)	1,803	1,448,034
		$5,997,513
Security	Principal Amount (000's omitted)*		Value
Automotive & Auto Parts — 4.9%
Clarios Global, L.P., 6.75%, 5/15/25(5)		182	$ 182,686
Clarios Global, L.P./Clarios U.S. Finance Co.:
4.375%, 5/15/26(6)	EUR	1,272	1,262,588
6.25%, 5/15/26(5)		420	411,164
8.50%, 5/15/27(4)(5)		3,491	3,416,141
Ford Motor Co.:
3.25%, 2/12/32		2,124	1,596,657
4.75%, 1/15/43		2,109	1,518,581
7.45%, 7/16/31(4)		356	364,675
9.625%, 4/22/30		1,157	1,310,887
Ford Motor Credit Co., LLC:
2.90%, 2/16/28		241	199,342
3.096%, 5/4/23		374	371,288
3.37%, 11/17/23		200	195,354
3.625%, 6/17/31		824	648,371
3.815%, 11/2/27		242	213,086
4.00%, 11/13/30		1,519	1,249,841
4.125%, 8/17/27		3,341	2,997,863
4.271%, 1/9/27		236	213,863
5.125%, 6/16/25		3,018	2,907,968
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)(5)		1,271	872,923
Wheel Pros, Inc., 6.50%, 5/15/29(5)		1,592	565,160
			$20,498,438
Banks & Thrifts — 1.6%
Citigroup, Inc., 6.25% to 8/15/26(7)(8)		1,000	$972,500
First-Citizens Bank & Trust Co.:
2.969%, to 9/27/24, 9/27/25(7)		1,000	946,066
6.125%, 3/9/28		670	682,319
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(7)(8)		3,066	2,709,578
SVB Financial Group, 4.10% to 2/15/31(7)(8)		2,017	1,164,457
			$6,474,920
Broadcasting — 3.2%
Audacy Capital Corp., 6.75%, 3/31/29(5)		2,210	$385,654
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(5)		1,606	969,622
iHeartCommunications, Inc.:
5.25%, 8/15/27(4)(5)		500	424,332
6.375%, 5/1/26		25	23,472
8.375%, 5/1/27(4)		717	611,458
Netflix, Inc.:
4.375%, 11/15/26		500	482,110
4.875%, 6/15/30(5)		2,917	2,725,292
Playtika Holding Corp., 4.25%, 3/15/29(5)		1,348	1,059,865

Calvert
High Yield Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Broadcasting (continued)
Sirius XM Radio, Inc.:
3.125%, 9/1/26(5)		1,166	$ 1,036,790
3.875%, 9/1/31(5)		1,702	1,331,124
4.125%, 7/1/30(5)		2,417	1,999,983
5.00%, 8/1/27(5)		802	743,102
Univision Communications, Inc., 4.50%, 5/1/29(5)		1,829	1,532,949
			$ 13,325,753
Building Materials — 2.2%
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(5)		1,304	$1,039,875
Oscar AcquisitionCo., LLC/Oscar Finance, Inc., 9.50%, 4/15/30(4)(5)		732	657,848
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(5)		3,042	2,728,035
Standard Industries, Inc.:
2.25%, 11/21/26(6)	EUR	1,157	1,064,317
3.375%, 1/15/31(5)		556	419,551
4.375%, 7/15/30(5)		988	807,206
4.75%, 1/15/28(4)(5)		2,000	1,802,700
5.00%, 2/15/27(5)		495	457,488
			$8,977,020
Cable/Satellite TV — 2.9%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/23(5)		1,000	$996,268
4.25%, 2/1/31(5)		914	735,222
4.50%, 8/15/30(5)		1,846	1,529,245
4.50%, 5/1/32		273	217,833
4.75%, 3/1/30(5)		3,913	3,383,571
4.75%, 2/1/32(5)		821	667,264
5.00%, 2/1/28(5)		1,000	910,195
5.375%, 6/1/29(5)		1,500	1,359,787
6.375%, 9/1/29(5)		1,734	1,632,847
UPC Holding B.V., 5.50%, 1/15/28(5)		766	681,035
			$12,113,267
Capital Goods — 0.6%
Chart Industries, Inc., 9.50%, 1/1/31(4)(5)		889	$912,838
Madison IAQ, LLC, 5.875%, 6/30/29(5)		2,585	1,776,616
			$2,689,454
Chemicals — 2.3%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(5)		1,083	$872,889
Avient Corp., 7.125%, 8/1/30(4)(5)		702	687,175
Compass Minerals International, Inc., 6.75%, 12/1/27(5)		3,004	2,888,496
Herens Holdco S.a.r.l., 4.75%, 5/15/28(5)		1,787	1,337,936
Security	Principal Amount (000's omitted)*		Value
Chemicals (continued)
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(5)		1,535	$ 1,332,134
SPCM SA:
2.625%, 2/1/29(6)	EUR	439	395,326
2.625%, 2/1/29(5)	EUR	100	90,052
WR Grace Holdings, LLC:
4.875%, 6/15/27(5)		1,723	1,528,956
5.625%, 10/1/24(5)		500	493,195
			$ 9,626,159
Consumer Products — 1.5%
Diamond BC BV, 4.625%, 10/1/29(4)(5)		551	$442,894
Edgewell Personal Care Co.:
4.125%, 4/1/29(5)		1,333	1,138,280
5.50%, 6/1/28(5)		954	893,898
Spectrum Brands, Inc.:
5.00%, 10/1/29(4)(5)		629	545,378
5.50%, 7/15/30(5)		680	601,231
5.75%, 7/15/25		60	59,410
Tempur Sealy International, Inc., 3.875%, 10/15/31(5)		3,035	2,386,937
			$6,068,028
Containers — 0.9%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(6)	EUR	350	$275,383
4.00%, 9/1/29(4)(5)		698	554,493
Canpack SA/Canpack US, LLC, 3.875%, 11/15/29(4)(5)		1,786	1,409,796
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,165	1,112,925
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		554	538,748
			$3,891,345
Diversified Financial Services — 2.2%
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(5)		995	$1,001,219
Ally Financial, Inc., 4.70% to 5/15/26(7)(8)		1,926	1,294,031
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(5)		445	381,406
MSCI, Inc.:
3.625%, 9/1/30(5)		1,178	981,303
3.875%, 2/15/31(5)		1,435	1,195,642
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(5)		1,454	1,355,288
PROG Holdings, Inc., 6.00%, 11/15/29(5)		1,250	1,007,475
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(5)		953	818,496

Calvert
High Yield Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Diversified Financial Services (continued)
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.: (continued)
3.625%, 3/1/29(5)	1,415	$ 1,123,649
4.00%, 10/15/33(5)	195	145,919
		$ 9,304,428
Diversified Media — 2.1%
Arches Buyer, Inc.:
4.25%, 6/1/28(5)	553	$ 433,243
6.125%, 12/1/28(4)(5)	557	447,742
Bread Financial Holdings, Inc., 4.75%, 12/15/24(5)	1,041	924,739
Cars.com, Inc., 6.375%, 11/1/28(5)	1,968	1,750,511
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(5)	1,509	1,310,793
CMG Media Corp., 8.875%, 12/15/27(5)	2,019	1,522,891
Match Group Holdings II, LLC, 3.625%, 10/1/31(4)(5)	1,441	1,106,924
National CineMedia, LLC:
5.75%, 8/15/26	679	18,795
5.875%, 4/15/28(5)	1,318	305,282
TripAdvisor, Inc., 7.00%, 7/15/25(4)(5)	1,103	1,091,540
		$8,912,460
Energy — 2.1%
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp.:
5.625%, 5/1/27(5)	2,038	$1,898,845
6.00%, 2/1/29(5)	1,000	918,956
Neptune Energy Bondco PLC, 6.625%, 5/15/25(5)	2,000	1,945,516
New Fortress Energy, Inc., 6.50%, 9/30/26(5)	3,001	2,792,731
Tervita Corp., 11.00%, 12/1/25(5)	1,299	1,403,340
		$8,959,388
Entertainment/Film — 0.6%
Cinemark USA, Inc.:
5.25%, 7/15/28(4)(5)	1,517	$1,128,337
5.875%, 3/15/26(4)(5)	744	620,650
8.75%, 5/1/25(4)(5)	673	681,398
		$2,430,385
Environmental — 2.1%
Clean Harbors, Inc.:
4.875%, 7/15/27(5)	500	$474,610
5.125%, 7/15/29(5)	1,000	929,227
Covanta Holding Corp.:
4.875%, 12/1/29(5)	1,948	1,598,470
5.00%, 9/1/30	500	404,856
GFL Environmental, Inc.:
3.50%, 9/1/28(5)	1,631	1,436,026
Security	Principal Amount (000's omitted)*		Value
Environmental (continued)
GFL Environmental, Inc.: (continued)
3.75%, 8/1/25(5)		387	$ 366,325
4.00%, 8/1/28(5)		1,500	1,284,473
4.25%, 6/1/25(5)		1,000	956,917
4.75%, 6/15/29(5)		1,389	1,217,493
			$ 8,668,397
Food & Drug Retail — 1.5%
Albertsons Cos., LLC/Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(5)		2,549	$2,279,405
5.875%, 2/15/28(5)		1,295	1,233,358
Arko Corp., 5.125%, 11/15/29(5)		2,544	2,000,856
Ingles Markets, Inc., 4.00%, 6/15/31(5)		1,077	907,173
			$6,420,792
Food, Beverage & Tobacco — 3.8%
BellRing Brands, Inc., 7.00%, 3/15/30(4)(5)		3,032	$2,921,408
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(4)(5)		1,089	1,062,134
Darling Ingredients, Inc.:
5.25%, 4/15/27(5)		500	482,030
6.00%, 6/15/30(5)		786	769,376
Kraft Heinz Foods Co.:
3.875%, 5/15/27		970	928,265
4.25%, 3/1/31		2,852	2,674,093
4.625%, 1/30/29		1,000	990,809
Performance Food Group, Inc.:
4.25%, 8/1/29(5)		2,496	2,166,029
5.50%, 10/15/27(5)		1,727	1,632,516
6.875%, 5/1/25(4)(5)		231	231,875
US Foods, Inc., 4.75%, 2/15/29(5)		2,490	2,213,859
			$16,072,394
Healthcare — 12.2%
AdaptHealth, LLC:
4.625%, 8/1/29(5)		988	$828,487
5.125%, 3/1/30(5)		956	815,076
6.125%, 8/1/28(5)		815	750,366
Avantor Funding, Inc.:
3.875%, 7/15/28(6)	EUR	600	595,223
4.625%, 7/15/28(5)		1,001	911,631
Catalent Pharma Solutions, Inc.:
2.375%, 3/1/28(6)	EUR	893	783,125
3.50%, 4/1/30(4)(5)		1,078	852,552

Calvert
High Yield Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Healthcare (continued)
Centene Corp.:
2.50%, 3/1/31		2,993	$ 2,347,704
3.00%, 10/15/30		1,438	1,182,042
3.375%, 2/15/30		2,526	2,141,101
4.25%, 12/15/27		1,339	1,258,751
4.625%, 12/15/29		2,093	1,917,378
Encompass Health Corp.:
4.625%, 4/1/31		351	302,254
4.75%, 2/1/30		1,247	1,097,045
Grifols Escrow Issuer S.A., 4.75%, 10/15/28(5)		1,151	995,212
Grifols S.A.:
1.625%, 2/15/25(4)(6)	EUR	500	507,210
2.25%, 11/15/27(6)	EUR	965	904,730
HealthEquity, Inc., 4.50%, 10/1/29(5)		1,751	1,532,388
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(4)(5)		929	954,998
IQVIA, Inc.:
2.25%, 3/15/29(6)	EUR	769	696,540
5.00%, 5/15/27(5)		594	567,567
Jazz Securities DAC, 4.375%, 1/15/29(5)		1,376	1,228,871
LifePoint Health, Inc.:
4.375%, 2/15/27(5)		1,260	1,067,724
5.375%, 1/15/29(5)		2,020	1,144,209
Minerva Merger Sub, Inc., 6.50%, 2/15/30(5)		2,263	1,671,921
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(5)		1,048	885,141
ModivCare, Inc., 5.875%, 11/15/25(5)		1,398	1,314,982
Molina Healthcare, Inc.:
3.875%, 11/15/30(5)		2,357	2,000,916
3.875%, 5/15/32(5)		1,089	905,922
4.375%, 6/15/28(5)		2,231	2,039,937
Mozart Debt Merger Sub, Inc.:
3.875%, 4/1/29(5)		2,000	1,615,490
5.25%, 10/1/29(4)(5)		3,062	2,437,520
Option Care Health, Inc., 4.375%, 10/31/29(5)		1,589	1,391,940
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31(5)		1,287	1,116,647
Perrigo Finance Unlimited Co.:
4.375%, 3/15/26		750	696,712
4.40%, 6/15/30		2,023	1,726,382
PRA Health Sciences, Inc., 2.875%, 7/15/26(5)		434	393,323
Prestige Brands, Inc., 5.125%, 1/15/28(5)		1,116	1,049,354
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(5)		1,118	902,069
Team Health Holdings, Inc., 6.375%, 2/1/25(4)(5)		1,285	742,499
Teleflex, Inc.:
4.25%, 6/1/28(5)		287	262,499
Security	Principal Amount (000's omitted)*		Value
Healthcare (continued)
Teleflex, Inc.: (continued)
4.625%, 11/15/27		1,245	$ 1,188,738
US Acute Care Solutions, LLC, 6.375%, 3/1/26(5)		2,658	2,362,094
Varex Imaging Corp., 7.875%, 10/15/27(5)		904	899,787
			$ 50,986,057
Homebuilders/Real Estate — 4.9%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC:
4.50%, 4/1/27(4)(5)		1,764	$ 1,476,883
5.75%, 5/15/26(5)		583	533,572
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(5)		1,124	1,026,095
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(5)		347	294,651
Dycom Industries, Inc., 4.50%, 4/15/29(5)		1,630	1,421,098
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(5)		2,219	2,172,340
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(5)		1,740	1,281,711
6.00%, 4/15/25(5)		1,294	1,255,180
KB Home:
4.00%, 6/15/31		75	60,384
4.80%, 11/15/29		491	427,757
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(4)(5)		1,407	1,166,303
6.25%, 6/15/25(4)(5)		1,341	1,330,603
Starwood Property Trust, Inc., 3.75%, 12/31/24(5)		1,250	1,175,213
Taylor Morrison Communities, Inc.:
5.125%, 8/1/30(5)		1,309	1,136,224
5.75%, 1/15/28(5)		306	287,050
5.875%, 6/15/27(5)		974	936,833
TopBuild Corp.:
3.625%, 3/15/29(5)		1,000	821,205
4.125%, 2/15/32(5)		1,851	1,506,816
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(4)(6)	EUR	2,700	2,260,297
3.50%, 11/1/25(6)	EUR	100	80,425
			$20,650,640
Insurance — 2.0%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(5)		2,014	$1,814,634
AmWINS Group, Inc., 4.875%, 6/30/29(5)		1,173	996,401
AssuredPartners, Inc., 5.625%, 1/15/29(5)		238	196,193
BroadStreet Partners, Inc., 5.875%, 4/15/29(5)		2,166	1,846,258
GTCR AP Finance, Inc., 8.00%, 5/15/27(5)		1,543	1,480,447

Calvert
High Yield Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Insurance (continued)
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(5)	1,063	$ 1,048,282
USI, Inc., 6.875%, 5/1/25(5)	1,000	964,924
		$ 8,347,139
Leisure — 1.5%
Life Time, Inc.:
5.75%, 1/15/26(5)	1,860	$ 1,733,055
8.00%, 4/15/26(4)(5)	847	763,359
Viking Cruises, Ltd.:
5.875%, 9/15/27(5)	1,557	1,271,671
6.25%, 5/15/25(5)	1,000	913,755
7.00%, 2/15/29(4)(5)	360	298,368
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(5)	1,731	1,395,705
		$6,375,913
Metals/Mining — 1.8%
Arconic Corp., 6.125%, 2/15/28(5)	1,000	$939,985
Constellium SE:
5.625%, 6/15/28(4)(5)	1,000	925,820
5.875%, 2/15/26(5)	627	604,942
Hudbay Minerals, Inc.:
4.50%, 4/1/26(5)	1,721	1,565,352
6.125%, 4/1/29(5)	995	902,649
Novelis Corp.:
3.25%, 11/15/26(5)	500	448,877
3.875%, 8/15/31(5)	1,500	1,226,614
4.75%, 1/30/30(5)	927	823,936
		$7,438,175
Paper — 0.9%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(5)	3,767	$3,553,863
		$3,553,863
Publishing/Printing — 0.5%
LABL, Inc.:
5.875%, 11/1/28(5)	906	$791,069
6.75%, 7/15/26(5)	300	283,252
8.25%, 11/1/29(4)(5)	793	633,090
10.50%, 7/15/27(5)	300	279,624
		$1,987,035
Security	Principal Amount (000's omitted)*	Value
Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(5)	1,450	$ 1,379,791
		$ 1,379,791
Restaurants — 1.5%
Dave & Buster's, Inc., 7.625%, 11/1/25(5)	3,154	$ 3,174,375
IRB Holding Corp., 7.00%, 6/15/25(5)	1,829	1,827,262
Yum! Brands, Inc., 3.625%, 3/15/31	1,519	1,276,887
		$ 6,278,524
Services — 6.7%
Adtalem Global Education, Inc., 5.50%, 3/1/28(5)	1,423	$1,293,109
APi Escrow Corp., 4.75%, 10/15/29(5)	1,582	1,379,465
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(4)(5)	961	823,326
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(4)(5)	3,132	2,812,630
Clarivate Science Holdings Corp., 4.875%, 7/1/29(4)(5)	908	773,298
Gartner, Inc.:
3.625%, 6/15/29(5)	788	693,381
3.75%, 10/1/30(5)	333	287,546
4.50%, 7/1/28(5)	1,143	1,067,676
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(5)	2,720	2,618,850
Korn Ferry, 4.625%, 12/15/27(5)	1,739	1,604,628
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(5)	1,345	1,132,268
8.00%, 8/1/29(5)	2,423	2,006,892
NESCO Holdings II, Inc., 5.50%, 4/15/29(5)	1,614	1,414,348
SRS Distribution, Inc.:
6.00%, 12/1/29(4)(5)	824	656,854
6.125%, 7/1/29(5)	1,438	1,164,521
Summer BC Bidco B, LLC, 5.50%, 10/31/26(5)	1,617	1,314,120
Univar Solutions USA, Inc., 5.125%, 12/1/27(4)(5)	1,718	1,632,220
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(5)	2,737	2,582,784
WESCO Distribution, Inc.:
7.125%, 6/15/25(5)	934	947,741
7.25%, 6/15/28(5)	1,637	1,661,913
		$27,867,570
Steel — 0.6%
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(5)	1,277	$1,240,619
TMS International Corp., 6.25%, 4/15/29(5)	1,511	1,084,452
		$2,325,071

Calvert
High Yield Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Super Retail — 5.0%
Asbury Automotive Group, Inc.:
4.50%, 3/1/28	691	$ 609,230
4.625%, 11/15/29(5)	398	335,840
4.75%, 3/1/30	1,118	936,545
5.00%, 2/15/32(5)	162	133,488
Bath & Body Works, Inc.:
6.625%, 10/1/30(5)	762	716,366
6.75%, 7/1/36	196	172,617
6.95%, 3/1/33(4)	1,244	1,093,483
7.60%, 7/15/37	88	74,504
9.375%, 7/1/25(4)(5)	78	83,416
Group 1 Automotive, Inc., 4.00%, 8/15/28(5)	1,761	1,493,522
Ken Garff Automotive, LLC, 4.875%, 9/15/28(5)	1,490	1,248,855
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(5)	2,095	1,680,376
Lithia Motors, Inc.:
3.875%, 6/1/29(5)	958	788,966
4.375%, 1/15/31(4)(5)	1,324	1,079,564
4.625%, 12/15/27(5)	1,173	1,059,993
Metis Merger Sub, LLC, 6.50%, 5/15/29(5)	1,458	1,225,861
Penske Automotive Group, Inc., 3.50%, 9/1/25(4)	947	880,364
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(5)	1,709	1,550,425
7.75%, 2/15/29(5)	1,875	1,764,502
Sonic Automotive, Inc.:
4.625%, 11/15/29(4)(5)	2,129	1,707,475
4.875%, 11/15/31(4)(5)	816	642,612
Victoria's Secret & Co., 4.625%, 7/15/29(5)	2,226	1,750,526
		$21,028,530
Technology — 6.6%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(5)	1,622	$1,411,140
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(5)	2,313	2,053,326
4.00%, 7/1/29(5)	977	861,312
Ciena Corp., 4.00%, 1/31/30(5)	1,374	1,211,023
Condor Merger Sub, Inc., 7.375%, 2/15/30(5)	1,443	1,162,792
Entegris, Inc., 4.375%, 4/15/28(5)	893	791,050
Fair Isaac Corp., 4.00%, 6/15/28(5)	2,050	1,864,016
II-VI, Inc., 5.00%, 12/15/29(4)(5)	1,257	1,085,709
Imola Merger Corp., 4.75%, 5/15/29(5)	3,140	2,730,634
NCR Corp.:
5.125%, 4/15/29(5)	286	239,699
5.25%, 10/1/30(5)	693	572,858
ON Semiconductor Corp., 3.875%, 9/1/28(5)	1,767	1,544,695
Open Text Corp., 3.875%, 2/15/28(5)	1,045	898,543
Security	Principal Amount (000's omitted)*		Value
Technology (continued)
Open Text Holdings, Inc., 4.125%, 2/15/30(5)		1,352	$ 1,086,927
Presidio Holdings, Inc.:
4.875%, 2/1/27(5)		782	714,341
8.25%, 2/1/28(5)		2,599	2,413,587
Seagate HDD Cayman, 9.625%, 12/1/32(5)		1,277	1,402,046
Sensata Technologies B.V., 5.00%, 10/1/25(5)		385	376,658
Sensata Technologies, Inc.:
3.75%, 2/15/31(4)(5)		1,480	1,219,779
4.375%, 2/15/30(5)		199	173,584
SS&C Technologies, Inc., 5.50%, 9/30/27(5)		1,148	1,077,313
Viavi Solutions, Inc., 3.75%, 10/1/29(5)		1,378	1,160,413
VM Consolidated, Inc., 5.50%, 4/15/29(5)		1,697	1,496,856
			$27,548,301
Telecommunications — 6.8%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(5)		3,000	$2,786,459
DKT Finance ApS, 9.375%, 6/17/23(5)		1,111	1,101,279
Iliad Holding SASU:
6.50%, 10/15/26(5)		1,164	1,081,570
7.00%, 10/15/28(5)		1,625	1,470,820
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(5)		531	440,665
6.75%, 10/15/27(5)		1,345	1,260,695
Level 3 Financing, Inc., 4.25%, 7/1/28(5)		3,013	2,380,210
Sprint Capital Corp., 6.875%, 11/15/28		3,759	3,910,093
Sprint Corp.:
7.125%, 6/15/24		1,000	1,021,740
7.625%, 2/15/25		1,206	1,247,648
7.625%, 3/1/26		1,500	1,581,759
7.875%, 9/15/23		1,125	1,143,209
Telecom Italia SpA, 5.303%, 5/30/24(5)		1,116	1,059,642
T-Mobile USA, Inc.:
2.25%, 2/15/26		851	775,696
2.625%, 2/15/29		563	477,357
2.875%, 2/15/31		1,088	900,514
4.75%, 2/1/28		275	267,985
5.375%, 4/15/27		455	460,132
ViaSat, Inc.:
5.625%, 4/15/27(5)		225	204,772
6.50%, 7/15/28(5)		750	563,886
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(6)	GBP	283	277,457
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(4)(5)		1,505	1,317,842
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(5)		1,000	814,305

Calvert
High Yield Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Telecommunications (continued)
Ziggo B.V., 4.875%, 1/15/30(5)	506	$ 424,246
Ziggo Bond Co. B.V., 6.00%, 1/15/27(5)	1,420	1,323,440
		$ 28,293,421
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(5)	1,835	$ 1,393,004
		$ 1,393,004
Utilities — 2.0%
Clearway Energy Operating, LLC, 4.75%, 3/15/28(4)(5)	1,196	$ 1,105,697
Drax Finco PLC, 6.625%, 11/1/25(5)	1,707	1,633,985
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(5)	1,270	1,086,698
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(5)	14	13,088
4.50%, 9/15/27(5)	904	830,765
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(5)	1,602	1,439,244
TerraForm Power Operating, LLC:
4.75%, 1/15/30(5)	1,000	871,773
5.00%, 1/31/28(5)	1,402	1,264,198
		$8,245,448
Total Corporate Bonds (identified cost $432,573,776)		$376,815,911

Preferred Stocks — 0.3%

Security	Shares	Value
Services — 0.3%
WESCO International, Inc., Series A, 10.625% to 6/22/25(7)(8)	45,970	$ 1,205,333
Total Preferred Stocks (identified cost $1,291,566)		$ 1,205,333

Senior Floating-Rate Loans — 4.4%(9)

Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 0.7%
Air Canada, Term Loan, 8.13%, (3 mo. USD LIBOR + 3.50%), 8/11/28	$1,379	$ 1,366,428
SkyMiles IP, Ltd., Term Loan, 7.992%, (3 mo. USD LIBOR + 3.75%), 10/20/27	1,387	1,416,113
		$ 2,782,541
Borrower/Description	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.2%
Clarios Global, L.P., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$847	$ 833,204
		$ 833,204
Healthcare — 0.9%
Jazz Financing Lux S.a.r.l., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$1,473	$ 1,462,726
Pluto Acquisition I, Inc., Term Loan, 8.735%, (3 mo. USD LIBOR + 4.00%), 6/22/26	1,279	869,309
Verscend Holding Corp., Term Loan, 8.383%, (1 mo. USD LIBOR + 4.00%), 8/27/25	1,648	1,641,585
		$ 3,973,620
Restaurants — 0.2%
IRB Holding Corp., Term Loan, 7.317%, (SOFR + 3.00%), 12/15/27	$774	$751,710
		$751,710
Services — 1.0%
AlixPartners, LLP, Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 2/4/28	$1,430	$1,419,205
Spin Holdco, Inc., Term Loan, 8.765%, (3 mo. USD LIBOR + 4.00%), 3/4/28	2,468	2,105,861
SRS Distribution, Inc., Term Loan, 7.883%, (1 mo. USD LIBOR + 3.50%), 6/2/28	770	735,545
		$4,260,611
Super Retail — 0.7%
Petsmart, Inc., Term Loan, 8.13%, (1 mo. USD LIBOR + 3.75%), 2/11/28	$2,830	$2,781,967
		$2,781,967
Technology — 0.7%
Riverbed Technology, Inc., Term Loan, 12.54%, (3 mo. USD LIBOR + 8.00%), 10.54% cash, 2.00% PIK, 12/7/26	$982	$422,418
SS&C European Holdings S.a.r.l., Term Loan, 6.133%, (1 mo. USD LIBOR + 1.75%), 4/16/25	59	58,576
SS&C Technologies, Inc.:
Term Loan, 6.134%, (1 mo. USD LIBOR + 1.75%), 4/16/25	75	73,437
Term Loan, 6.134%, (1 mo. USD LIBOR + 1.75%), 4/16/25	414	407,732

Calvert
High Yield Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Technology (continued)
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 13.48%, (3 mo. USD LIBOR + 8.75%), 6.23% cash, 7.25% PIK, 2/28/25	$2,096	$ 2,103,395
		$ 3,065,558
Total Senior Floating-Rate Loans (identified cost $19,629,228)		$ 18,449,211

Short-Term Investments — 10.0%

Affiliated Fund — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(10)	9,002,288	$ 9,002,288
Total Affiliated Fund (identified cost $9,002,288)		$ 9,002,288

Securities Lending Collateral — 7.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(11)	32,983,208	$ 32,983,208
Total Securities Lending Collateral (identified cost $32,983,208)		$ 32,983,208
Total Short-Term Investments (identified cost $41,985,496)		$ 41,985,496
Total Investments — 105.9% (identified cost $499,713,646)		$442,883,998

Other Assets, Less Liabilities — (5.9)%	$(24,648,063)

Net Assets — 100.0%	$418,235,935

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Amount is less than 0.05%.
(2)	Non-income producing security.
(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $33,518,538 and the total market value of the collateral received by the Fund was $34,733,132, comprised of cash of $32,983,208 and U.S. government and/or agencies securities of $1,749,924.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $306,917,778 or 73.4% of the Fund's net assets.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of these securities is $9,102,621 or 2.2% of the Fund's net assets.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(11)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	898,709	USD	659,249	State Street Bank and Trust Company	1/31/23	$4,583	$ —
EUR	344,544	USD	366,717	State Street Bank and Trust Company	1/31/23	2,762	—

Calvert
High Yield Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts — continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	169,433	USD	181,729	State Street Bank and Trust Company	1/31/23	$ —	$(35)
GBP	7,867	USD	9,473	State Street Bank and Trust Company	1/31/23	44	—
USD	21,637	CAD	28,990	State Street Bank and Trust Company	1/31/23	224	—
USD	629,564	CAD	852,210	State Street Bank and Trust Company	1/31/23	77	—
USD	12,886	CAD	17,509	State Street Bank and Trust Company	1/31/23	—	(48)
USD	71,028	EUR	67,817	State Street Bank and Trust Company	1/31/23	—	(1,697)
USD	144,285	EUR	137,291	State Street Bank and Trust Company	1/31/23	—	(2,941)
USD	109,046	EUR	106,754	State Street Bank and Trust Company	1/31/23	—	(5,434)
USD	161,658	EUR	162,380	State Street Bank and Trust Company	1/31/23	—	(12,473)
USD	8,531,520	EUR	8,436,219	State Street Bank and Trust Company	1/31/23	—	(515,216)
USD	1,870	GBP	1,558	State Street Bank and Trust Company	1/31/23	—	(14)
USD	12,057	GBP	10,121	State Street Bank and Trust Company	1/31/23	—	(187)
USD	6,650	GBP	5,730	State Street Bank and Trust Company	1/31/23	—	(282)
USD	15,601	GBP	13,554	State Street Bank and Trust Company	1/31/23	—	(797)
USD	250,511	GBP	215,362	State Street Bank and Trust Company	1/31/23	—	(10,035)
						$7,690	$(549,159)

Abbreviations:
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At December 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the fiscal year to date ended December 31, 2022, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Affiliated Investments
At December 31, 2022, the value of the Fund's investment in funds that may be deemed to be affiliated was $9,002,288, which represents 2.1% of the Fund's net assets. Transactions in such funds for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$12,432,367	$36,812,533	$(40,242,612)	$ —	$ —	$9,002,288	$73,299	9,002,288

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
High Yield Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,717,205(1)	$3,554	$ —	$1,720,759
Convertible Preferred Stocks	2,699,113	8,175	—	2,707,288
Corporate Bonds	—	376,815,911	—	376,815,911
Preferred Stocks	1,205,333	—	—	1,205,333
Senior Floating-Rate Loans	—	18,449,211	—	18,449,211
Short-Term Investments:
Affiliated Fund	9,002,288	—	—	9,002,288
Securities Lending Collateral	32,983,208	—	—	32,983,208
Total Investments	$47,607,147	$395,276,851	$ —	$442,883,998
Forward Foreign Currency Exchange Contracts	$ —	$7,690	$ —	$7,690
Total	$47,607,147	$395,284,541	$ —	$442,891,688
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(549,159)	$ —	$(549,159)
Total	$ —	$(549,159)	$ —	$(549,159)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.